Financial risk management - Summary Of Impact Of Multiple Scenarios On The Allowance (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision matrix [line items]
Credit exposure	S/ 3,042,574	S/ 1,434,473
Optimistic Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 890,525	S/ 420,908
Expected credit loss rate	30.00%	30.00%
Base Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 1,201,155	S/ 558,451
Expected credit loss rate	40.00%	40.00%
Pessimistic Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 950,894	S/ 455,114
Expected credit loss rate	30.00%	30.00%